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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                      Pioneer Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Value Fund

 Schedule of Investments  06/30/2011

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 16.5%

 Integrated Oil & Gas - 11.1%

 363,300

 Chevron Corp.

 $

 37,361,772

 469,100

 ConocoPhillips

 35,271,629

 245,900

 Hess Corp.

 18,383,484

 574,200

 Marathon Oil Corp.

 30,248,856

 287,100

 Marathon Petroleum C *

 287,100

 312,700

 Occidental Petroleum Corp.

 32,533,308

 406,600

 QEP Resources, Inc.

 17,008,078

 $

 171,094,227

 Oil & Gas Drilling - 1.1%

 322,700

 Ensco Plc

 $

 17,199,910

 Oil & Gas Equipment And Services - 2.6%

 240,200

 Baker Hughes Inc.

 $

 17,428,912

 285,700

 National-Oilwell Varco, Inc.

 22,344,597

 $

 39,773,509

 Oil & Gas Exploration & Production - 0.8%

 392,000

 Chesapeake Energy Corp.

 $

 11,638,480

 Oil & Gas Storage & Transportation - 0.9%

 458,900

 Kinder Morgan Holdco (b)

 $

 13,184,197

 Total Energy

 $

 252,890,323

 Materials - 3.5%

 Diversified Chemical - 2.4%

 449,200

 E.I. du Pont de Nemours and Co.

 $

 24,279,260

 329,200

 LyondellBasell Industries NV

 12,680,784

 $

 36,960,044

 Diversified Metals & Mining - 1.1%

 302,500

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 16,002,250

 Total Materials

 $

 52,962,294

 Capital Goods - 8.5%

 Aerospace & Defense - 2.6%

 692,700

 Textron, Inc.

 $

 16,354,647

 257,900

 United Technologies Corp.

 22,826,729

 $

 39,181,376

 Construction & Engineering - 1.4%

 339,800

 Fluor Corp.

 $

 21,971,468

 Construction & Farm Machinery & Heavy Trucks - 2.1%

 145,200

 Cummins, Inc.

 $

 15,026,748

 204,100

 Deere & Co.

 16,828,045

 $

 31,854,793

 Electrical Component & Equipment - 1.0%

 281,700

 Emerson Electric Co.

 $

 15,845,625

 Industrial Machinery - 1.4%

 485,900

 Ingersoll-Rand Plc.

 $

 22,064,719

 Total Capital Goods

 $

 130,917,981

 Transportation - 4.0%

 Railroads - 4.0%

 1,089,300

 CSX Corp.

 $

 28,561,446

 317,300

 Union Pacific Corp.

 33,126,120

 $

 61,687,566

 Total Transportation

 $

 61,687,566

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 1.0%

 276,300

 Lear Corp.

 $

 14,776,524

 Total Automobiles & Components

 $

 14,776,524

 Media - 7.3%

 Broadcasting - 1.7%

 921,500

 CBS Corp. (Class B)

 $

 26,253,535

 Cable & Satellite - 2.5%

 1,491,300

 Comcast Corp.

 $

 37,789,542

 Movies & Entertainment - 3.1%

 1,629,200

 News Corp.

 $

 28,836,840

 361,300

 Viacom, Inc. (Class B)

 18,426,300

 $

 47,263,140

 Total Media

 $

 111,306,217

 Food Beverage & Tobacco - 5.4%

 Distillers & Vintners - 0.7%

 520,800

 Constellation Brands, Inc. *

 $

 10,843,056

 Packaged Foods & Meats - 0.8%

 341,900

 Campbell Soup Co. (b)

 $

 11,812,645

 Soft Drinks - 2.1%

 476,300

 Coca-Cola Co.

 $

 32,050,227

 Tobacco - 1.8%

 1,047,200

 Altria Group, Inc.

 $

 27,656,552

 Total Food Beverage & Tobacco

 $

 82,362,480

 Health Care Equipment & Services - 4.6%

 Health Care Distributors - 2.6%

 439,300

 Cardinal Health, Inc.

 $

 19,953,006

 236,900

 McKesson Corp.

 19,816,685

 $

 39,769,691

 Managed Health Care - 2.0%

 582,800

 United Healthcare Group, Inc.

 $

 30,060,824

 Total Health Care Equipment & Services

 $

 69,830,515

 Pharmaceuticals & Biotechnology - 7.7%

 Pharmaceuticals - 7.7%

 777,100

 Johnson & Johnson

 $

 51,692,692

 2,478,100

 Pfizer, Inc.

 51,048,860

 230,700

 Watson Pharmaceuticals, Inc. *

 15,856,011

 $

 118,597,563

 Total Pharmaceuticals & Biotechnology

 $

 118,597,563

 Banks - 7.5%

 Diversified Banks - 5.0%

 300,400

 Comerica, Inc. (b)

 $

 10,384,828

 340,600

 HSBC Holdings Plc

 16,900,572

 353,500

 Standard Chartered Plc *

 9,303,334

 621,500

 United Overseas Bank, Ltd.

 9,962,224

 1,096,100

 Wells Fargo  & Co.

 30,756,566

 $

 77,307,524

 Regional Banks - 2.5%

 1,297,500

 KeyCorp

 $

 10,808,175

 451,100

 PNC Bank Corp.

 26,890,071

 $

 37,698,246

 Total Banks

 $

 115,005,770

 Diversified Financials - 10.1%

 Asset Management & Custody Banks - 1.1%

 299,700

 Ameriprise Financial, Inc. *

 $

 17,286,696

 Consumer Finance - 2.4%

 355,300

 Capital One Financial Corp.

 $

 18,358,351

 683,500

 Discover Financial Services LLC *

 18,283,625

 $

 36,641,976

 Diversified Finance Services - 5.6%

 2,243,200

 Bank of America Corp.

 $

 24,585,472

 471,840

 Citigroup, Inc.

 19,647,418

 1,017,700

 J.P. Morgan Chase & Co.

 41,664,638

 $

 85,897,528

 Investment Banking & Brokerage - 1.0%

 117,700

 Goldman Sachs Group, Inc.

 $

 15,664,693

 Total Diversified Financials

 $

 155,490,893

 Insurance - 7.0%

 Life & Health Insurance - 1.7%

 420,800

 Prudential Financial, Inc.

 $

 26,758,672

 Property & Casualty Insurance - 5.3%

 361,900

 ACE Ltd.

 $

 23,820,258

 381,100

 Chubb Corp.

 23,860,671

 491,000

 QBE Insurance Group Ltd.

 9,088,046

 420,600

 The Traveler Companies, Inc.

 24,554,628

 $

 81,323,603

 Total Insurance

 $

 108,082,275

 Software & Services - 1.6%

 Systems Software - 1.6%

 743,900

 Oracle Corp.

 $

 24,481,749

 Total Software & Services

 $

 24,481,749

 Technology Hardware & Equipment - 3.0%

 Communications Equipment - 1.2%

 332,800

 Qualcomm, Inc.

 $

 18,899,712

 Office Electronics - 1.8%

 2,637,800

 Xerox Corp.

 $

 27,459,498

 Total Technology Hardware & Equipment

 $

 46,359,210

 Semiconductors - 3.0%

 Semiconductor Equipment - 3.0%

 1,879,900

 Applied Materials, Inc.

 $

 24,457,499

 564,200

 ASM Lithography Holdings NV

 20,852,832

 $

 45,310,331

 Total Semiconductors

 $

 45,310,331

 Telecommunication Services - 2.6%

 Integrated Telecom Services - 2.6%

 1,082,200

 Verizon Communications, Inc.

 $

 40,290,306

 Total Telecommunication Services

 $

 40,290,306

 Utilities - 6.4%

 Electric Utilities - 2.9%

 616,800

 Exelon Corp.

 $

 26,423,712

 538,600

 Northeast Utilities (b)

 18,942,562

 $

 45,366,274

 Gas Utilities - 1.3%

 1,104,000

 Questar Corp.

 $

 19,551,840

 Multi-Utilities - 2.2%

 789,600

 CMS Energy Corp. (b)

 $

 15,547,224

 585,100

 Wisconsin Energy Corp. (b)

 18,342,885

 $

 33,890,109

 Total Utilities

 $

 98,808,223

 TOTAL COMMON STOCKS

 (Cost  $1,369,782,724)

 $

 1,529,160,220

 Principal

 TEMPORARY CASH INVESTMENTS - 1.8%

 Amount ($)

  Value

 Securities Lending Collateral  - 1.8% (c)

 Certificates of Deposit:

 840,118

 Bank of America NA, 0.19%, 9/2/11

 $

 840,118

 840,118

 Bank of Montreal Chicago, 0.12%, 7/8/11

 840,118

 672,095

 Bank of Nova Scotia, 0.30%, 6/11/12

 672,095

 168,024

 Bank of Nova Scotia, 0.25%, 9/29/12

 168,024

 390,655

 BBVA Group NY, 0.47%, 8/10/11

 390,655

 470,466

 BBVA Group NY, 0.36%, 7/7/11

 470,466

 588,083

 BBVA Group NY, 1.19%, 7/26/11

 588,083

 117,617

 BNP Paribas Bank NY, 0.27%, 8/5/11

 117,617

 840,118

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 840,118

 672,095

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 672,095

 420,049

 National Australia Bank NY, 0.29%, 10/19/11

 420,049

 924,279

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 924,279

 504,071

 Royal Bank of Canada NY, 0.32%, 12/2/11

 504,071

 336,047

 SOCGEN NY, 0.28%, 7/11/11

 336,047

 168,024

 SOCGEN NY, 0.26%, 7/14/11

 168,024

 252,035

 SOCGEN NY, 0.16%, 7/7/11

 252,035

 840,118

 Westpac Banking Corp. NY, 0.32%, 12/6/11

 840,118

 $

 9,044,012

 Commercial Paper:

 336,047

 American Honda Finance, 0.34%, 1/11/12

 $

 336,047

 503,930

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 503,930

 307,661

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 307,661

 125,996

 BCSFUN, 0.22%, 7/29/11

 125,996

 839,968

 CBAPP, 0.20%, 8/3/11

 839,968

 92,484

 General Electric Capital Corp., 0.44%, 11/21/11

 92,484

 764,370

 HSBC, 0.17%, 8/9/11

 764,370

 756,106

 JPMorgan Chase & Co., 0.30%, 7/17/12

 756,106

 755,420

 NESCAP, 0.25%, 12/20/11

 755,420

 672,009

 NORDNA, 0.27%, 7/18/11

 672,009

 672,048

 PARFIN, 0.25%, 7/11/11

 672,048

 420,059

 Royal Bank of Canada NY, 0.30%, 6/29/12

 420,059

 420,014

 SANCPU, 0.39%, 7/11/11

 420,014

 419,596

 SANCPU, 0.73%, 9/1/11

 419,596

 503,807

 Sanofi Aventis, 0.68%, 10/20/11

 503,807

 587,725

 SEB, 0.30%, 9/12/11

 587,725

 335,920

 SOCNAM, 0.17%, 6/2/11

 335,920

 840,118

 Svenska Handelsbanken, 0.29%, 6/29/12

 840,118

 840,118

 Toyota Motor Credit Corp., 0.32%, 9/8/11

 840,118

 357,050

 UXTPP, 0.32%, 7/1/11

 357,050

 420,000

 VARFUN, 0.32%, 8/4/11

 420,000

 97,438

 VARFUN, 0.32%, 8/8/11

 97,438

 235,195

 VARFUN, 0.32%, 8/9/11

 235,195

 336,128

 Wachovia, 0.41%, 10/15/11

 336,128

 252,230

 Wachovia, 0.40%, 3/1/12

 252,230

 168,119

 Wells Fargo & Co., 0.36%, 1/24/12

 168,119

 $

 12,059,556

 Tri-party Repurchase Agreements:

 85,238

 Barclays Capital Plc, 0.01%, 7/1/11

 $

 85,238

 840,118

 Deutschebank AG, 0.01%, 7/1/11

 840,118

 840,118

 HSBC Bank USA NA, 0.01%, 6/1/11

 840,118

 2,520,355

 RBS Securities, Inc., 0.02%, 6/1/11

 2,520,355

 $

 4,285,829

 Shares

 Money Market Mutual Funds:

 1,344,189

 Dreyfus Preferred Money Market Fund

 $

 1,344,189

 1,344,189

 Fidelity Prime Money Market Fund

 1,344,189

 $

 2,688,378

 Total Securities Lending Collateral

 $

 28,077,775

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $28,077,775)

 $

 28,077,775

 TOTAL INVESTMENT IN SECURITIES - 101.5%

 (Cost  $1,397,860,499) (a)

 $

 1,557,237,995

 OTHER ASSETS AND LIABILITIES - (1.5)%

 $

 (22,613,320)

 TOTAL NET ASSETS - 100.0%

 $

 1,534,624,675

 *

 Non-income producing security.

 (a)

 At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $1,398,996,421 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 180,274,468

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (22,032,894)

 Net unrealized gain

 $

 158,241,574

 (b)

 At June 30, 2011, the following securities were out on loan:

 Shares

 Security

 Value

       188,000

 Campbell Soup Co.

 $

 6,495,400

       301,700

 CMS Energy Corp.

 5,940,473

         15,000

 Comerica, Inc.

 518,500

       454,300

 Kinder Morgan Holdco

 13,052,039

           9,400

 Northeast Utilities

 330,598

           8,800

 Wisconsin Energy Corp.

 275,880

 Total

 $

 26,612,890

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,529,160,220

$
-

$
-

$
1,529,160,220

 Temporary Cash Investments

-

25,389,397

-

25,389,397

 Money Market Mutual Funds

2,688,378

-

-

2,688,378

 Total

$
1,531,848,598

$
25,389,397

$
-

$
1,557,237,995

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.